Business Combinations - Additional information (Details) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 18, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Share-based payment charge		£ 30,576	£ 10,466	£ 2,074
Allcyte
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired	100.00%
Goodwill expected to be deductible for tax purposes	£ 0
Deferred tax liabilities	7,502
Equity securities issued	13,887
Allcyte | Management
Disclosure of detailed information about business combination [line items]
Equity securities issued	£ 8,074
Equity securities issued, clawback period	3 years
Share-based payment charge		£ 3,939	£ 1,824
Allcyte | Intangible assets
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities	£ 8,879
Allcyte | Historical losses
Disclosure of detailed information about business combination [line items]
Deferred tax assets	£ 1,377